UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         11-12-2010
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 90
                                        -------------------

Form 13F Information Table Value Total: $148,238
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE



                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101      2765000       31890     SOLE               X
ABBOTT LABORATORIES                 Common Stock     002824100      3398000       65050     SOLE               X
AGILENT TECHNOLOGIES                Common Stock     00846U101       317000        9500     SOLE               X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106       575000        6950     SOLE               X
ALTRIA GROUP INC.                   Common Stock     02209S103       331000       13800     SOLE               X
AMERICAN EXPRESS CO.                Common Stock     025816109       731000       17400     SOLE               X
AMGEN INC.                          Common Stock     031162100      1581000       28700     SOLE               X
APPLE COMPUTER                      Common Stock     037833100     17063000       60135     SOLE               X
AQUA AMERICA                        Common Stock     03836W103       743000       36432     SOLE               X
AVON PRODUCTS                       Common Stock     054303102       327000       10200     SOLE               X
BB&T CORPORATION                    Common Stock     054937107       240000       10000     SOLE               X
BP plc (ADR)                        Common Stock     055622104      1037000       25200     SOLE               X
BAKER HUGHES, INC.                  Common Stock     057224107       852000       20000     SOLE               X
BANK OF NY MELLON CORP              Common Stock     064058100       567000       21721     SOLE               X
BANK OF AMERICA CORP                Common Stock     060505104       478000       36490     SOLE               X
BAXTER INTERNATIONAL                Common Stock     071813109      2404000       50400     SOLE               X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207      1720000       20810     SOLE               X
BOEING CORPORATION                  Common Stock     097023105      2260000       33975     SOLE               X
BRISTOL-MYERS SQUIBB                Common Stock     110122108       715000       26400     SOLE               X
BROADCOM CORP                       Common Stock     111320107       704000       19900     SOLE               X
CHEVRON TEXACO                      Common Stock     166764100       538000        6650     SOLE               X
CISCO SYSTEMS                       Common Stock     17275R102      2152000       98275     SOLE               X
CITIGROUP                           Common Stock     172967101       164000       42101     SOLE               X
COCA COLA                           Common Stock     191216100      2990000       51108     SOLE               X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103      1825000       23750     SOLE               X
CONOCO PHILLIPS                     Common Stock     20825C104       410000        7150     SOLE               X
CORNING INC.                        Common Stock     219350105       690000       37800     SOLE               X
CYTEC INDUSTRIES                    Common Stock     232820100       552000        9800     SOLE               X
DEVON ENERGY CORP.                  Common Stock     25179M103      1385000       21400     SOLE               X
DIEBOLD INC.                        Common Stock     253651103       217000        7000     SOLE               X
DISNEY (WALT) CO.                   Common Stock     254687106      1631000       49275     SOLE               X
DOVER CORP                          Common Stock     260003108      1529000       29300     SOLE               X
DUPONT DE NEMOURS                   Common Stock     263534109       850000       19059     SOLE               X
EMERSON CO.                         Common Stock     291011104      3675000       69800     SOLE               X
EXXON MOBIL                         Common Stock     30231G102      5939000       96132     SOLE               X
FEDEX CORP                          Common Stock     31428X106       513000        6000     SOLE               X
FLUOR CORP                          Common Stock     343412102       718000       14500     SOLE               X
GENERAL ELECTRIC                    Common Stock     369604103      2633000      162037     SOLE               X
GENTEX CORPORATION                  Common Stock     371901109       781000       40000     SOLE               X
GOLDMAN SACHS                       Common Stock     38141G104      1568000       10850     SOLE               X
GOOGLE, INC.                        Common Stock     38259P508       812000        1545     SOLE               X
HALLIBURTON COMPANY                 Common Stock     406216101      1081000       32700     SOLE               X
HOME DEPOT                          Common Stock     437076102      1336000       42200     SOLE               X
HONEYWELL INTL                      Common Stock     438516106      2337000       53200     SOLE               X
IBM CORPORATION                     Common Stock     459200101      3629000       27059     SOLE               X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234       313000        7000     SOLE               X
ITT INDUSTRIES                      Common Stock     450911102       833000       17800     SOLE               X
INGERSOLL-RAND COMPANY LTD          Common Stock     G4776G101       617000       17300     SOLE               X
INTEL CORP.                         Common Stock     458140100      1069000       55700     SOLE               X
JP MORGAN CHASE & CO.               Common Stock     46625H100      3327000       87420     SOLE               X
JACOBS ENGINEERING GROUP            Common Stock     469814107      1616000       41760     SOLE               X
JOHNSON & JOHNSON                   Common Stock     478160104      7070000      114122     SOLE               X
KIMBERLY CLARK                      Common Stock     494368103       819000       12600     SOLE               X
KRAFT FOODS INC                     Common Stock     50075N104       580000       18800     SOLE               X
L-3 COMMUNICATIONS                  Common Stock     502424104       740000       10250     SOLE               X
LILLY (ELI) & CO.                   Common Stock     532457108       949000       26000     SOLE               X
LOCKHEED MARTIN CORP                Common Stock     539830109      1532000       21500     SOLE               X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106       846000       11000     SOLE               X
MC DONALD'S CORPORATION             Common Stock     580135101      2525000       33900     SOLE               X
MEDTRONIC                           Common Stock     585055106       265000        7900     SOLE               X
MICROSOFT CORPORATION               Common Stock     594918104      2029000       82890     SOLE               X
MONSANTO                            Common Stock     61166W101       244000        5100     SOLE               X
MORGAN STANLEY                      Common Stock     617446448       478000       19375     SOLE               X
NESTLE S A SPONSORED ADR            Common Stock     641069406       208000        3900     SOLE               X
NIKE INC.                           Common Stock     654106103      1482000       18500     SOLE               X
NORFOLK SOUTHERN CORP.              Common Stock     655844108      1380000       23200     SOLE               X
NOVARTIS ADR                        Common Stock     66987V109      1156000       20050     SOLE               X
ORACLE CORPORATION                  Common Stock     68389X105      2188000       81500     SOLE               X
PALL CORPORATION                    Common Stock     696429307      1374000       33000     SOLE               X
PEABODY ENERGY CORP                 Common Stock     704549104       735000       15000     SOLE               X
PEPSICO                             Common Stock     713448108      2147000       32325     SOLE               X
PFIZER                              Common Stock     717081103       697000       40600     SOLE               X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       789000       14100     SOLE               X
PRECISION CASTPARTS                 Common Stock     740189105      1591000       12500     SOLE               X
PROCTER & GAMBLE                    Common Stock     742718109      6690000      111570     SOLE               X
QUALCOMM                            Common Stock     747525103      2419000       53600     SOLE               X
RESEARCH IN MOTION, LTD.            Common Stock     760975102       803000       16500     SOLE               X
SPDR GOLD SHARES                    Common Stock     780259206       511000        4000     SOLE               X
SARA LEE CORP                       Common Stock     803111103       268000       20000     SOLE               X
SCHLUMBERGER LIMITED                Common Stock     806857108      3241000       52621     SOLE               X
STRYKER CORPORATION                 Common Stock     863667101      1613000       32230     SOLE               X
SYNOVUS FINANCIAL CORP.             Common Stock     87161C105        36000       15000     SOLE               X
TETRA TECH INC.                     Common Stock     88162G103       901000       43000     SOLE               X
THOMAS & BETTS CORP.                Common Stock     884315102       492000       12000     SOLE               X
UNITED PARCEL SERVICE               Common Stock     911312106      3954000       59300     SOLE               X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858       518000       11400     SOLE               X
WATERS CORP                         Common Stock     941848103      5407000       76400     SOLE               X
WATTS WATER TECHNOLOGIES            Common Stock     942749102      1838000       54000     SOLE               X
WELLS FARGO                         Common Stock     30226D106       934000       37200     SOLE               X
ZIMMER HOLDINGS                     Common Stock     98956P102       251000        4800     SOLE               X
TOTAL VALUE                                                     148,238,000